Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,038,777	¥ 937,769
Consolidated, Income (loss) before income taxes		296,927	235,941
Consolidated, Long-lived assets		475,177		¥ 469,176
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	314,355	292,423
Consolidated, Income (loss) before income taxes		44,659	33,120
Consolidated, Long-lived assets		99,275		111,312
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	111,711	177,770
Consolidated, Income (loss) before income taxes		(6,655)	(1,804)
Consolidated, Long-lived assets		56,535		55,515
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	65,150	23,467
Consolidated, Income (loss) before income taxes		34,335	25,398
Consolidated, Long-lived assets		41,967		31,656
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	491,216	493,660
Consolidated, Income (loss) before income taxes		72,339	56,714
Consolidated, Long-lived assets		197,777		198,483
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	547,561	444,109
Consolidated, Income (loss) before income taxes		224,588	¥ 179,227
Consolidated, Long-lived assets		¥ 277,400		¥ 270,693

[1]	There is no revenue derived from transactions with a single major external customer.